Income Tax Expense (Benefit) - Schedule of Profit Before Taxation at Applicable Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Taxation at Applicable Tax Rates [Abstract]
Profit before taxation	$ 2,003	$ 11,383	$ 11,941
Taxation at the applicable tax rate	597	2,898	3,024
Tax effect of preferential tax rates for tea plantation in the PRC	(1,023)	(3,132)	(3,268)
Tax effect of non-deductible expenses	221	159	289
Tax effect of tax losses unrecognized	95		43
(Over) under-provision in prior year	25	(43)
Income tax expense (benefit)	$ (85)	$ (118)	$ 88